                       SUPPLEMENT DATED NOVEMBER 22, 2000
              TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

                              IQ THE SMART ANNUITY
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
                        INTEGRITY LIFE INSURANCE COMPANY



         Effective January 1, 2001, the Callan Asset Allocation and Rebalancing Program will no longer be available. This change does not affect the Customized Asset Rebalancing Program.





THIS SUPPLEMENT MODIFIES THE PROSPECTUS AND SHOULD BE READ AND RETAINED.